CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (124,615)	$ (19,553)	¥ 75,427	¥ 166,606
Adjustments for:
Depreciation and amortization expense	396,906	62,283	343,381	194,157
Provision for allowance of doubtful accounts	3,206	503	5,302	7,063
Foreign exchange loss	7,935	1,245	485	1,973
Change in fair value of warrant liabilities			7,442	865
Change in fair value of short-term investments	(6,272)	(984)	(5,521)	(9,925)
Share-based compensation expenses	30,673	4,813	29,755	39,086
Deferred income taxes	554	87	17,661	16,230
Amortization of entry fees	458,897	72,011	239,432	92,344
Loss on disposal of fixed asset	7,638	1,199
Amortization of prepayments to location partners	167,167	26,232
Changes in assets and liabilities:
Accounts and notes receivable	(4,966)	(779)	178	(20,125)
Prepayments and other current assets	(687,515)	(107,886)	(257,125)	(249,379)
Other non-current assets	(140,933)	(22,115)	(61,935)	(47,740)
Accounts and notes payable	(45,381)	(7,121)	117,961	117,369
Salary and welfare payable	48,008	7,534	12,302	39,820
Tax payable	56,784	8,911	32,520	4,013
Financing payable	17,300	2,715	14,493	11,101
Accruals and other current liabilities	29,276	4,594	(35,640)	80,582
Inventory	(4,373)	(686)
Other non-current liabilities	16,489	2,587
Net cash generated from operating activities	226,778	35,590	536,118	444,040
Cash flows from investing activities:
Purchase of property, equipment and software from third parties	(262,993)	(41,269)	(133,789)	(69,930)
Purchase of property, equipment and software from a related party	(209,397)	(32,859)	(283,129)	(510,279)
Purchase of short-term investments	(2,223,897)	(348,978)	(304,800)	(567,800)
Proceeds from maturities of short-term investments	982,000	154,097	460,231	279,713
Net cash used in investing activities	(1,714,287)	(269,009)	(261,487)	(868,296)
Cash flows from financing activities:
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid	896,320	140,652
Repurchase of Convertible Redeemable Preferred Shares (Note 12)				(63,065)
Repurchase of Ordinary Shares (Note 11)				(42,070)
Proceeds from borrowings from third parties			169,500	191,000
Repayment of borrowings to third parties	(24,500)	(3,845)	(336,000)	(57,517)
Proceeds from borrowings from a related party (Note 15)			50,000
Repayment of borrowings to a related party (Note 15)			(50,000)
Payment of deposit for capital lease to a related party (Note 15)			8,600
Proceeds of deposit refund from a related party			8,600
Proceeds of financing from network partners	3,445	541	115,387	109,490
Repayment of financing to network partners	(95,063)	(14,918)	(27,886)	(23,480)
Repurchase of ordinary shares	(5,932)	(931)
Net cash generated from financing activities	1,563,397	245,330	654,571	579,668
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(42,794)	(6,718)	(6,234)	(4,368)
Net increase in cash and cash equivalents and restricted cash	33,094	5,193	922,968	151,044
Cash and cash equivalents and restricted cash at the beginning of year	1,303,501	204,548	380,533	380,533
Cash and cash equivalents and restricted cash at the end of year	1,336,595	209,741	1,303,501	380,533
Supplemental disclosures of cash flow information:
Cash paid for income taxes	5,383	845	5,728	29,258
Cash paid for interest to third parties	20,646	3,240	24,238	14,765
Cash paid for interest to a related party			1,032
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	4,729,719	742,196	3,206,324	406,828
Conversion of convertible redeemable preferred shares to ordinary shares	10,880,708	1,707,421
Changes in property, equipment and software in accounts and notes payable	(33,473)	(5,253)	(18,875)	117,587
Changes in property, equipment and software in other non-current assets	14,727	2,311	9,032	14,471
Changes in property, equipment and software in amounts due to a related party	54,649	8,576	(115,341)	193,280
Changes in property, equipment and software in long-term prepayment to a related party	(3,554)	(558)	65,817	(89,408)
Series Seed Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares				28,685
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	889,582		847,639	136,711
Series A Convertible Redeemable Preferred Shares
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	347,662		358,299	75,735
Series A-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares			1,631	10,000
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	957,778		812,973	112,410
Series B-1 Convertible Redeemable Preferred Shares
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	99,626		78,078	7,803
Series B-2 Convertible Redeemable Preferred Shares
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	534,164		415,254	56,573
Series C-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares				381,310
Payment of issuance cost of Series C-1 Convertible Redeemable Preferred Shares			(8,919)
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	723,457		537,890	15,742
Series C-2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares			22,765	45,315
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	74,859		94,011	¥ 1,854
Series D-1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Costs from issuance of Series d-2 convertible redeemable preferred shares	(4,671)	(733)	718,093
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	398,193		¥ 62,180
Series D-2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from collection of receivables from issuance of Convertible Redeemable Preferred Shares	793,798	$ 124,564
Supplemental disclosures of non-cash investing and financing activities:
Accretion to redemption value of convertible redeemable preferred shares	¥ 704,398